SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of Share Capital

Issued and fully paid	Equity ordinary shares (in thousands)	Nominal value paid per share $	Nominal value (in millions)
At January 1, 2023	136,481	0.50	68
Ordinary shares issued	1,942	0.50	1
Shares repurchased and canceled	(1,897)	0.50	(1)
At December 31, 2023	136,526		68

Issued and fully paid	Equity ordinary shares (in thousands)	Nominal value paid per share $	Nominal value (in millions)
At January 1, 2022	702,440	0.10	70
Ordinary shares issued	4,185	0.10	1
Shares repurchased and canceled	(17,815)	0.10	(2)
Share consolidation	(551,048)
Shares repurchased and canceled (post share consolidation)	(1,281)	0.50	(1)
At December 31, 2022	136,481		68

Issued and fully paid	Equity ordinary shares (in thousands)	Nominal value paid per share $	Nominal value (in millions)
At January 1, 2021	733,636	0.10	73
Ordinary shares issued	2,311	0.10	—
Shares repurchased and canceled	(33,507)	0.10	(3)
At December 31, 2021	702,440		70